	APPLIED FINANCE DIVIDEND FUND
Schedule of Investments		January 31, 2024 (unaudited)
		Shares	Fair Value
99.77%	COMMON STOCK
3.50%	COMMUNICATION SERVICES
	Verizon Communications, Inc. . . . . . .	21,535	$ 912,007
9.55%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc. . . . . . . . .	4,472	727,058
	Hasbro, Inc. . . . . . . . . . . . . . .	11,454	560,673
	Home Depot, Inc. . . . . . . . . . . .	2,112	745,452
	Whirlpool Corp. . . . . . . . . . . . .	4,183	458,122
			2,491,305
7.46%	CONSUMER STAPLES
	Target Corp. . . . . . . . . . . . . . .	5,181	720,573
	Unilever plc ADR . . . . . . . . . . . .	12,148	591,486
	Walgreens Boots Alliance, Inc. . . . . . .	28,011	632,208
			1,944,267
6.44%	ENERGY
	Chevron Corp. . . . . . . . . . . . . .	4,976	733,612
	Marathon Petroleum Corp. . . . . . . .	5,705	944,748
			1,678,360
21.43%	FINANCIALS
	Ameriprise Financial, Inc. . . . . . . . .	1,936	748,903
	Huntington Bancshares . . . . . . . . .	53,311	678,649
	JPMorgan Chase & Co. . . . . . . . . .	4,167	726,558
	The PNC Financial Services Group, Inc. . .	4,842	732,159
	Prudential Financial, Inc. . . . . . . . .	6,985	732,936
	State Street Corp. . . . . . . . . . . .	9,297	686,769
	The Travelers Companies, Inc. . . . . . .	3,701	782,243
	Truist Financial Corp. . . . . . . . . . .	13,500	500,310
			5,588,527
16.47%	HEALTH CARE
	Abbott Laboratories . . . . . . . . . .	6,200	701,530
	AbbVie, Inc. . . . . . . . . . . . . . .	4,200	690,480
	Eli Lilly & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,232	795,392
	Johnson & Johnson . . . . . . . . . .	4,209	668,810
	Merck & Company, Inc. . . . . . . . . .	6,019	726,975
	Novartis AG ADR . . . . . . . . . . . .	6,880	711,874
			4,295,061
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QUARTERLY REPORT

	APPLIED FINANCE DIVIDEND FUND
Schedule of Investments - continued		January 31, 2024 (unaudited)
		Shares	Fair Value
11.47%	INDUSTRIALS
	Eaton Corp. plc . . . . . . . . . . . .	2,976	$732,334
	Norfolk Southern Corp. . . . . . . . . .	3,089	726,656
	PACCAR, Inc. . . . . . . . . . . . . .	7,642	767,180
	RTX Corp. . . . . . . . . . . . . . . .	8,394	764,861
			2,991,031
11.01%	INFORMATION TECHNOLOGY
	Accenture plc, Class A . . . . . . . . .	2,025	736,857
	Cisco Systems, Inc. . . . . . . . . . . .	13,192	661,975
	Intel Corp. . . . . . . . . . . . . . . .	16,209	698,284
	Microsoft Corp. . . . . . . . . . . . .	1,948	774,486
			2,871,602
2.72%	MATERIALS
	LyondellBasell Industries NV . . . . . .	7,543	709,947
2.37%	REAL ESTATE
	Omega Healthcare Investors, Inc. . . . .	21,355	619,295
7.35%	UTILITIES
	Public Service Enterprise Group, Inc. . . .	11,615	673,554
	Sempra Energy . . . . . . . . . . . .	9,392	672,092
	UGI Corp. . . . . . . . . . . . . . . .	25,800	571,212
			1,916,858
99.77%	TOTAL COMMON STOCK . . . . . . . . . . . . . . .		26,018,260
0.00%	MONEY MARKET FUND
	Federated Treasury Obligations Fund
	5.19%(B) . . . . . . . . . . . . . . .		—
99.77%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		$26,018,260
0.23%	Assets net of liabilities . . . . . . . . . . . . . . . . .		60,987
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$26,079,247

(B) Effective 7 day yield as of January 31,2024

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QUARTERLY REPORT

APPLIED FINANCE DIVIDEND FUND

Schedule of Investments - continued	January 31, 2024 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

		Level 2	Level 3
Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock . . . . .	$ 26,018,260			$ 26,018,260
Money Market Fund . . .	—			—
Total Investments . . . .	$ 26,018,260			$ 26,018,260

The cost of investments for Federal income tax purposes has been estimated as of January 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $25,907,306, and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$3,394,473
Gross unrealized depreciation . . . .	$(3,283,520)
Net unrealized appreciation . . . . .	$110,954

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QUARTERLY REPORT